Intangible Assets, Net (Details) - Schedule of amortization expenses	Dec. 31, 2019 USD ($)
Schedule of amortization expenses [Abstract]
2022	$ 948,689
2023	872,550
2024	218,121
2025	218,121
2026	218,121
Thereafter	647,792
Total	$ 3,123,394